Note 10 - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding at beginning of period (in shares)	17,053,116	15,878,116
Outstanding at beginning of period (in dollars per share)	$ 1.02	$ 1.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,138,356	1,175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.63	$ 0.84
Forfeited (in shares)	(235,000)
Forfeited (in dollars per share)	$ 0.77
Outstanding at end of period (in shares)	17,956,472	17,053,116
Outstanding at end of period (in dollars per share)	$ 1	$ 1.02